UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	July 28, 1999

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other included Managers:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS
SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -
------- -------- --------
AES Corp                       COM              00130H105      506     8700 SH       SOLE
8700
                                                              1582    27225 SH       DEFINED
27225
Abbott Laboratories, Inc.      COM              002824100      125     2750 SH       SOLE
2750
                                                              2824    62235 SH       DEFINED
62235
Alltel Corp.                   COM              020039103      300     4200 SH       DEFINED
4200
American Home Products         COM              026609107     1526    26600 SH       DEFINED
26600
American Int'l Group, Inc.     COM              026874107      161     1375 SH       SOLE
1375
                                                              2808    23947 SH       DEFINED
23947
Anheuser Busch Cos.            COM              035229103      653     9200 SH       DEFINED
9200
Apple Computer Inc.            COM              037833100      208     4500 SH       DEFINED
4500
Automatic Data Processing      COM              053015103      320     7272 SH       DEFINED
7272
BP Amoco PLC - Spons Adr       COM              055622104      226     2078 SH       SOLE
2078
                                                              2096    19321 SH       DEFINED
19321
Bank of New York, Inc.         COM              064057102      103     2800 SH       SOLE
2800
                                                              1843    50225 SH       DEFINED
50225
Bell Atlantic Corp.            COM              077853109      392     6000 SH       SOLE
6000
                                                               197     3016 SH       DEFINED
3016
Bellsouth Corp.                COM              079860102      438     9500 SH       SOLE
9500
                                                              2090    45316 SH       DEFINED
45316
Boeing Co. Inc.                COM              097023105       13      300 SH       SOLE
300
                                                               200     4540 SH       DEFINED
4540
Boston Scientific Corporation  COM              101137107      367     8350 SH       SOLE
8350
                                                              1751    39860 SH       DEFINED
39860
Bristol-Myers Squibb Co.       COM              110122108      409     5800 SH       SOLE
5800
                                                               148     2100 SH       DEFINED
2100
Burlington Resources, Inc.     COM              122014103      402     9300 SH       SOLE
9300
                                                              1726    39900 SH       DEFINED
39900
CBS Corp.                      COM              12490K107      235     5400 SH       DEFINED
5400
Cablevision Sys Corp-Cl A      COM              12686C109      294     4200 SH       DEFINED
4200
Cardinal Health, Inc.          COM              14149Y108      452     7046 SH       SOLE
7046
                                                              2159    33661 SH       DEFINED
33661
Ceridian Corp.                 COM              15677T106       78     2400 SH       SOLE
2400
                                                              2147    65680 SH       DEFINED
65680
Charles Schwab, Inc.           COM              808513105      257     2362 SH       DEFINED
2362
Chevron Corp.                  COM              166751107      285     3000 SH       SOLE
3000
                                                               549     5775 SH       DEFINED
5775
Computer Sciences Corp.        COM              205363104      602     8700 SH       SOLE
8700
                                                              3375    48775 SH       DEFINED
48775
Dover Corp.                    COM              260003108      280     8000 SH       DEFINED
8000
E I Dupont De Nemours          COM              263534109      214     3130 SH       DEFINED
3130
Electronic Data Systems Corp.  COM              285661104      677    11950 SH       SOLE
11950
                                                              3467    61235 SH       DEFINED
61235
Exxon Corp.                    COM              302290101      548     7100 SH       SOLE
7100
                                                              1759    22802 SH       DEFINED
22802
FPL Group Inc                  COM              302571104      218     4000 SH       SOLE
4000
First Data Corp.               COM              319963104      101     2066 SH       SOLE
2066
                                                               371     7584 SH       DEFINED
7584
Forest Oil Corporation         COM              346091606      192    15305 SH       DEFINED
15305
General Electric Co.           COM              369604103      520     4600 SH       SOLE
4600
                                                              7583    67108 SH       DEFINED
67108
Gillette Co.                   COM              375766102      223     5448 SH       DEFINED
5448
H. J. Heinz Co.                COM              423074103      601    12000 SH       SOLE
12000
                                                              2609    52042 SH       DEFINED
52042
HCR Manor Care                 COM              404134108      439    18150 SH       SOLE
18150
                                                              2524   104360 SH       DEFINED
104360
Health Management Associates   COM              421933102      209    18600 SH       SOLE
18600
                                                              1369   121650 SH       DEFINED
121650
Home Depot, Inc.               COM              437076102     1164    18067 SH       DEFINED
18067
International Business Machine COM              459200101     1247     9650 SH       DEFINED
9650
Interpublic Group Cos., Inc.   COM              460690100     2065    23840 SH       DEFINED
23840
J D Edwards & Co               COM              281667105      303    16400 SH       DEFINED
16400
Johnson & Johnson              COM              478160104      235     2400 SH       SOLE
2400
                                                              3582    36550 SH       DEFINED
36550
Lucent Technologies            COM              549463107      488     7240 SH       DEFINED
7240
MBNA Corp.                     COM              55262L100      284     9277 SH       SOLE
9277
                                                              4503   147046 SH       DEFINED
147046
MCI Worldcom Inc.              COM              55268b106       26      300 SH       SOLE
300
                                                              1627    18900 SH       DEFINED
18900
Marsh & Mclennan Cos.          COM              571748102      693     9150 SH       SOLE
9150
                                                              3487    46075 SH       DEFINED
46075
Merck & Co.                    COM              589331107      210     2850 SH       SOLE
2850
                                                              1944    26410 SH       DEFINED
26410
Microsoft Corp.                COM              594918104      271     3000 SH       DEFINED
3000
Mobil Corp.                    COM              607059102       99     1000 SH       SOLE
1000
                                                               183     1850 SH       DEFINED
1850
Motorola, Inc.                 COM              620076109      298     3150 SH       DEFINED
3150
Newell Rubbermaid Inc.         COM              651229106      647    13950 SH       SOLE
13950
                                                              2870    61880 SH       DEFINED
61880
Northern Telecom Ltd.          COM              665815106      226     2600 SH       DEFINED
2600
Northern Trust Corp.           COM              665859104      572     5900 SH       SOLE
5900
                                                              2396    24700 SH       DEFINED
24700
Omnicom Group, Inc.            COM              681919106      128     1600 SH       SOLE
1600
                                                              4139    51735 SH       DEFINED
51735
Pepsico, Inc.                  COM              713448108      619    16000 SH       SOLE
16000
                                                              2377    61450 SH       DEFINED
61450
Procter & Gamble Co.           COM              742718109      571     6400 SH       SOLE
6400
                                                              3944    44190 SH       DEFINED
44190
SBC Communications, Inc.       COM              78387G103      531     9150 SH       SOLE
9150
                                                              1361    23470 SH       DEFINED
23470
Safeway Inc New                COM              786514208      579    11700 SH       SOLE
11700
                                                              3031    61230 SH       DEFINED
61230
Schlumberger Ltd               COM              806857108       96     1500 SH       SOLE
1500
                                                              1067    16750 SH       DEFINED
16750
Solectron Corp.                COM              834182107      107     1600 SH       SOLE
1600
                                                               465     6980 SH       DEFINED
6980
Sprint Corp. (FON)             COM              852061100      249     4700 SH       DEFINED
4700
St. Mary Ld & Expl Co Com      COM                             638    31030 SH       DEFINED
31030
State Street Boston Corp.      COM              857477103      273     3200 SH       SOLE
3200
                                                              3046    35675 SH       DEFINED
35675
Stewart Enterprises, Inc.      COM              860370105       73     5000 SH       SOLE
5000
                                                              1603   110060 SH       DEFINED
110060
Supervalu, Inc.                COM              868536103      287    11100 SH       DEFINED
11100
Tennant Co.                    COM              880345103     4344   135735 SH       DEFINED
135735
Texaco, Inc.                   COM              881694103      374     6000 SH       SOLE
6000
Texas Utilities Company        COM              882848104      290     7000 SH       SOLE
7000
                                                                27      660 SH       DEFINED
660
Time Warner, Inc.              COM              887315109      276     3800 SH       DEFINED
3800
Walgreen Co.                   COM              931422109      211     7200 SH       SOLE
7200
                                                              4861   165470 SH       DEFINED
165470
Walt Disney Co.                COM              254687106       85     2760 SH       SOLE
2760
                                                              1182    38345 SH       DEFINED
38345
Warner-Lambert Co.             COM              934488107      207     3000 SH       SOLE
3000
                                                               316     4570 SH       DEFINED
4570
Wells Fargo Bank               COM              949746101      377     8816 SH       DEFINED
8816
Westpoint Stevens Inc.-Cl A    COM              961238102      247     8300 SH       DEFINED
8300
Wrigley Wm Jr Co.              COM              982526105      330     3704 SH       DEFINED
3704
Xerox Corp                     COM              984121103      520     8800 SH       SOLE
8800
                                                              2234    37816 SH       DEFINED
37816